Financial Risk Management - Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026		Jun. 30, 2025
Book Value [Member]
Non-current
Total		R$ 2,479,170		R$ 2,713,813
Non-current
Total		1,553,923		1,480,932
Book Value [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities		16,353
Receivables from sale of farm, net		191,235
Derivative operations	[1]	6,459
Derivative operations	[1]	8,704
Non-current
Receivables from sale of farm, net		349,358
Derivative operations	[1]	21,123
Book Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		64,678		103,659
Loans, financing and debentures		475,018	[2]	355,841	[3]
Accounts payable due to acquisition of farm		6,895		1,305
Non-current
Transactions with related parties		10,226
Loans, financing and debentures		549,282	[2]	529,678	[3]
Book Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities		83,613		82,330
Derivative financial instruments	[4]			13,520
Derivative operations	[1]	9,456
Derivative operations	[4]			1,972
Accounts payable due to acquisition of farm		11,184		5,777
Non-current
Leases payable and associated liabilities		323,953		343,454
Derivative financial instruments	[4]			17,430
Derivative operations		569	[1]	202	[4]
Derivative operations	[1]	19,049
Accounts payable due to acquisition of farm				17,363
Book Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents		135,507		125,614
Trade receivables, net		100,281		149,639
Non-current
Marketable securities		18,394
Related-party transactions		3,293		2,822
Book Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		39,751		26,859
Biological assets		237,523		238,581
Non-current
Biological assets		13,767		32,345
Book Value [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Related-party transactions				8,401
Non-current
Investment properties		1,337,422		1,323,834
Book Value [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities				16,908
Receivables from sale of farm, net				235,419
Derivative financial instruments	[4]			13,813
Derivative operations	[4]			15,796
Non-current
Receivables from sale of farm, net				521,210
Derivative financial instruments	[4]			10,973
Fair Value [Member]
Non-current
Total		4,372,925		5,005,816
Non-current
Total		1,837,334		1,480,932
Fair Value [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities		16,353
Receivables from sale of farm, net		191,235
Derivative operations	[1]	6,459
Derivative operations	[1]	8,704
Non-current
Receivables from sale of farm, net		349,358
Derivative operations	[1]	21,123
Fair Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		64,678		103,659
Loans, financing and debentures		524,947	[2]	355,841	[3]
Accounts payable due to acquisition of farm		6,895		1,305
Non-current
Transactions with related parties		10,226
Loans, financing and debentures		585,229	[2]	529,678	[3]
Fair Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities		126,223		82,330
Derivative financial instruments	[4]			13,520
Derivative operations	[1]	9,456
Derivative operations	[4]			1,972
Accounts payable due to acquisition of farm		11,184		5,777
Non-current
Leases payable and associated liabilities		478,878		343,454
Derivative financial instruments	[4]			17,430
Derivative operations		569	[1]	202	[4]
Derivative operations	[1]	19,049
Accounts payable due to acquisition of farm				17,363
Fair Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents		135,507		125,614
Trade receivables, net		100,281		149,639
Non-current
Marketable securities		18,394
Related-party transactions		3,293		2,822
Fair Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		39,751		26,859
Biological assets		237,523		238,581
Non-current
Biological assets		13,767		32,345
Fair Value [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Related-party transactions				8,401
Non-current
Investment properties		3,231,177		3,615,837
Fair Value [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities				16,908
Receivables from sale of farm, net				235,419
Derivative financial instruments	[4]			13,813
Derivative operations	[4]			15,796
Non-current
Receivables from sale of farm, net				521,210
Derivative financial instruments	[4]			10,973
Quoted Prices in Active Markets (Level 1) [Member]
Non-current
Total		158,319		156,335
Non-current
Total		10,025		13,722
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities		16,353
Receivables from sale of farm, net
Derivative operations	[1]	6,459
Derivative operations	[1]
Non-current
Receivables from sale of farm, net
Derivative operations	[1]
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables
Loans, financing and debentures			[2]		[3]
Accounts payable due to acquisition of farm
Non-current
Transactions with related parties
Loans, financing and debentures			[2]		[3]
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities
Derivative financial instruments	[4]			13,520
Derivative operations	[1]	9,456
Derivative operations	[4]
Accounts payable due to acquisition of farm
Non-current
Leases payable and associated liabilities
Derivative financial instruments	[4]
Derivative operations		569	[1]	202	[4]
Derivative operations	[1]
Accounts payable due to acquisition of farm
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents		135,507		125,614
Trade receivables, net
Non-current
Marketable securities
Related-party transactions
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets
Biological assets
Non-current
Biological assets
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Related-party transactions
Non-current
Investment properties
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities				16,908
Receivables from sale of farm, net
Derivative financial instruments	[4]			13,813
Derivative operations	[4]
Non-current
Receivables from sale of farm, net
Derivative financial instruments	[4]
Significant Observable Data (Level 2) [Member]
Non-current
Total		745,906		995,063
Non-current
Total		1,827,309		1,467,210
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net		191,235
Derivative operations	[1]	8,704
Non-current
Receivables from sale of farm, net		349,358
Derivative operations	[1]	21,123
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		64,678		103,659
Loans, financing and debentures		524,947	[2]	355,841	[3]
Accounts payable due to acquisition of farm		6,895		1,305
Non-current
Transactions with related parties		10,226
Loans, financing and debentures		585,229	[2]	529,678	[3]
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities		126,223		82,330
Derivative financial instruments	[4]
Derivative operations	[1]
Derivative operations	[4]			1,972
Accounts payable due to acquisition of farm		11,184		5,777
Non-current
Leases payable and associated liabilities		478,878		343,454
Derivative financial instruments	[4]			17,430
Derivative operations			[1]		[4]
Derivative operations	[1]	19,049
Accounts payable due to acquisition of farm				17,363
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents
Trade receivables, net		100,281		149,639
Non-current
Marketable securities		18,394
Related-party transactions		3,293		2,822
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		39,751		26,859
Biological assets
Non-current
Biological assets		13,767		32,345
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Related-party transactions				8,401
Non-current
Investment properties
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net				235,419
Derivative financial instruments	[4]
Derivative operations	[1]
Derivative operations	[4]			15,796
Non-current
Receivables from sale of farm, net				521,210
Derivative financial instruments	[4]			10,973
Significant Non-Observable Data (Level 3) [Member]
Non-current
Total		3,468,700		3,854,418
Non-current
Total
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net
Derivative operations	[1]
Derivative operations	[1]
Non-current
Receivables from sale of farm, net
Derivative operations	[1]
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables
Loans, financing and debentures			[2]		[3]
Accounts payable due to acquisition of farm
Non-current
Transactions with related parties
Loans, financing and debentures			[2]		[3]
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities
Derivative financial instruments	[4]
Derivative operations	[1]
Derivative operations	[4]
Accounts payable due to acquisition of farm
Non-current
Leases payable and associated liabilities
Derivative financial instruments	[4]
Derivative operations			[1]		[4]
Derivative operations	[1]
Accounts payable due to acquisition of farm
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents
Trade receivables, net
Non-current
Marketable securities
Related-party transactions
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets
Biological assets		237,523		238,581
Non-current
Biological assets
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Related-party transactions
Non-current
Investment properties		R$ 3,231,177		3,615,837
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Fair Value through Profit and Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[4]
Derivative operations	[4]
Non-current
Receivables from sale of farm, net
Derivative financial instruments	[4]

[1]	Derivative transactions traded in an active market are measured at fair value under Level 1, while over-the-counter transactions are measured under Level 2, as shown in the table above.
[2]	The carrying amount of loans, financings, and debentures presented in the financial statements approximates fair value, given that the rates for these instruments are substantially subsidized and there is no intention of early settlement;
[3]	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[4]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above